Document And Entity Information	Dec. 18, 2020
Document Information Line Items
Entity Registrant Name	General Electric Company
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000040545
Document Period End Date	Dec. 18, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	GE
Title of 12(b) Security	Common stock, par value $0.06 per share
Security Exchange Name	NYSE
0.375% Notes Due 2022 [Member]
Document Information Line Items
Trading Symbol	GE 22A
Title of 12(b) Security	0.375% Notes due 2022
Security Exchange Name	NYSE
1.250% Notes Due 2023 [Member]
Document Information Line Items
Trading Symbol	GE 23E
Title of 12(b) Security	1.250% Notes due 2023
Security Exchange Name	NYSE
0.875% Notes Due 2025 [Member]
Document Information Line Items
Trading Symbol	GE 25
Title of 12(b) Security	0.875% Notes due 2025
Security Exchange Name	NYSE
1.875% Notes Due 2027 [Member]
Document Information Line Items
Trading Symbol	GE 27E
Title of 12(b) Security	1.875% Notes due 2027
Security Exchange Name	NYSE
1.500% Notes Due 2029 [Member]
Document Information Line Items
Trading Symbol	GE 29
Title of 12(b) Security	1.500% Notes due 2029
Security Exchange Name	NYSE
7 1/2% Guaranteed Subordinated Notes Due 2035 [Member]
Document Information Line Items
Trading Symbol	GE /35
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Security Exchange Name	NYSE
2.125% Notes Due 2037 [Member]
Document Information Line Items
Trading Symbol	GE 37
Title of 12(b) Security	2.125% Notes due 2037
Security Exchange Name	NYSE